Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended
	Sep. 13, 2023	Jan. 10, 2019	Sep. 30, 2023	Mar. 31, 2019	Dec. 31, 2023	Jun. 30, 2019	Mar. 31, 2024	Sep. 30, 2019	Jun. 30, 2024	Dec. 31, 2019	Sep. 30, 2024	Mar. 31, 2020	Dec. 31, 2024	Jun. 30, 2020	Mar. 31, 2025	Sep. 30, 2020	Jun. 30, 2025	Dec. 31, 2020	Sep. 30, 2025	Mar. 31, 2021	Dec. 31, 2025	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000205922
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,188		$ 10,365		$ 10,458		$ 10,664		$ 9,057		$ 9,982		$ 10,516		$ 10,949		$ 11,596		$ 11,758	$ 11,826	$ 11,629	$ 11,320	$ 11,186	$ 11,300	$ 11,631	$ 11,724	$ 11,600	$ 12,058	$ 12,083	$ 12,219	$ 12,470	$ 12,818	$ 12,971	$ 13,300	$ 13,493	$ 13,821	$ 13,879
C000205923
Account Value [Line Items]
Accumulated Value		500,000		509,449		518,344		522,972		533,855		452,496		499,329		525,508		547,206		579,608		587,758	591,217	582,026	566,113	559,508	565,302	581,953	586,691	581,275	603,655	605,039	611,923	624,597	642,177	649,954	666,560	676,380	692,973	695,981
C000244818
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,185		$ 10,223		$ 10,353		$ 10,582		$ 10,895		$ 11,042		$ 11,327		$ 11,509		$ 11,808		$ 11,876
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,160		10,495		10,570		10,621		10,586		10,938		11,229		11,598		11,080		11,226	11,127	11,052	10,371	9,514	8,853	9,256	9,534	9,388	9,052	9,785	9,581	9,475	10,137	9,620	9,873	10,319	10,381	10,406
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		500,000		507,997		524,733		528,485		531,049		529,313		546,889		561,444		579,885		554,018		561,290	556,331	552,590	518,545	475,703	442,669	462,803	476,718	469,425	452,590	489,252	479,061	473,770	506,853	480,988	493,666	515,964	519,035	520,275
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		9,823		10,619		10,397		10,283		11,001		10,439		10,714		11,198		11,265		11,292
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value		10,000		10,054		10,118		10,175		10,222		10,280		10,283		10,287		10,290		10,292		10,292	10,294	10,295	10,299	10,310	10,358	10,446	10,559	10,683	10,824	10,973	11,116	11,264	11,418	11,553	11,672	11,794	11,922	12,039
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 502,680		$ 505,892		$ 508,736		$ 511,079		$ 514,015		$ 514,130		$ 514,332		$ 514,488		$ 514,617		$ 514,617	$ 514,691	$ 514,741	$ 514,943	$ 515,482	$ 517,902	$ 522,309	$ 527,954	$ 534,161	$ 541,218	$ 548,662	$ 555,788	$ 563,180	$ 570,916	$ 577,642	$ 583,594	$ 589,705	$ 596,099	$ 601,950
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,026		$ 10,164		$ 10,296		$ 10,433		$ 10,576		$ 10,701		$ 10,811		$ 10,924		$ 11,043		$ 11,151